Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities
The following table presents the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	December 31, 2018
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$14,345	$14,345	$-	$-	$-
Pre-payment facility	11,110	5,610	5,500	-	-
Interest on pre-payment facility	863	639	224	-	-
Convertible loans	4,032	4,032	-	-	-
Interest on convertible loans	300	300	-	-	-
Projected pension contributions	4,512	818	1,593	1,524	577
Decommissioning provision	5,258	50	618	-	4,590
Operating leases	1,055	261	505	289	-
Other long-term liabilities	689	-	212	-	477
	$42,164	$26,055	$8,652	$1,813	$5,644

Schedule of Market Risks
Financial instruments that may impact the Company’s net earnings or other comprehensive income due to currency fluctuations include CAD and MXP denominated assets and liabilities which are included in the following table:

	As at December 31, 2018
	CAD	MXP

Cash and cash equivalents	$105	$100
Trade and other receivables	38	1,484
Trade and other payables	1,334	6,351

Schedule of Sensitivity Analysis for Market Risks
The sensitivity of the Company’s net loss and comprehensive loss due to changes in the exchange rates as at December 31, 2018 is included in the following table:

	CAD/USD	MXP/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$752	$1,879
Other comprehensive loss	110	(135)

Schedule of Fair Value Measurements
December 31,		December 31,
	2018		2017

Level 1
Cash and cash equivalents	$3,464		$9,325
Restricted cash	681		335

Level 2
Trade and other receivables	7,712		6,631
Derivative instruments	35		-
Convertible loan receivable	1,977		-
Convertible loans payable	4,032		-
Pre-payment facility	11,110		15,000
Derivative warrant liability	711		-